Furniture, Fixture and Equipment - Components of Furniture, Fixture and Equipment (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Furniture, fixture and equipment, gross	$ 973,144	$ 909,709	$ 876,137
Less accumulated depreciation	813,911	810,161	793,522
Property Plant and equipment net before construction work in progress	159,233	99,548
Furniture, fixture and equipment, net	1,723,764	99,548	82,615
Minimum [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	30,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	50,000,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixture and equipment, gross	784,998	725,984	696,696
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful life	5 years	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful life	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful life	5 years	5 years
Furniture, fixture and equipment, gross	188,146	183,725	179,441
Construction Work In Process [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	$ 1,564,531